Schedule of Investments (unaudited)
July 31, 2024
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
Huntington Ingalls Industries, Inc.	521	$ 145,869
L3Harris Technologies, Inc.	3,158	716,519
Lockheed Martin Corp.	7,626	4,132,682
Northrop Grumman Corp.	3,013	1,459,256
RTX Corp.	42,065	4,942,217
		11,396,543
Air Freight & Logistics — 1.3%
CH Robinson Worldwide, Inc.	4,762	424,056
Expeditors International of Washington, Inc.	5,912	737,936
FedEx Corp.	4,183	1,264,312
United Parcel Service, Inc., Class B	22,316	2,909,337
		5,335,641
Automobile Components — 0.1%
Autoliv, Inc.	1,677	169,612
LCI Industries	519	60,562
Lear Corp.	1,350	164,754
		394,928
Automobiles — 0.3%
Ford Motor Co.	96,579	1,044,985
Harley-Davidson, Inc.	4,657	174,637
Thor Industries, Inc.	799	84,806
		1,304,428
Banks — 8.6%
Associated Banc-Corp.	3,188	73,260
Bank of America Corp.	119,573	4,819,988
Bank OZK	4,166	195,344
BOK Financial Corp.	617	63,452
Cadence Bank	353	11,603
Cathay General Bancorp	1,460	64,707
Citigroup, Inc.	40,812	2,647,883
Citizens Financial Group, Inc.	18,657	796,094
Columbia Banking System, Inc.	5,403	141,342
Comerica, Inc.	3,225	176,762
Commerce Bancshares, Inc.	2,313	149,674
Cullen/Frost Bankers, Inc.	1,062	124,318
East West Bancorp, Inc.	2,835	249,168
Fifth Third Bancorp	13,825	585,351
First Financial Bankshares, Inc.	1,729	66,497
First Hawaiian, Inc.	3,319	83,108
First Horizon Corp.	12,598	210,765
FNB Corp.	7,586	116,369
Glacier Bancorp, Inc.	1,912	85,486
Hancock Whitney Corp.	1,402	76,731
Home BancShares, Inc.	4,134	117,116
Huntington Bancshares, Inc.	32,600	487,370
International Bancshares Corp.	837	56,447
JPMorgan Chase & Co.	44,244	9,415,123
KeyCorp	26,187	422,396
M&T Bank Corp.	6,456	1,111,530
Old National Bancorp	6,273	125,585
PNC Financial Services Group, Inc. (The)	12,064	2,184,790
Popular, Inc.	1,592	163,387
Prosperity Bancshares, Inc.	2,149	155,846
Regions Financial Corp.	25,049	560,346
SouthState Corp.	1,220	120,743
Synovus Financial Corp.	3,068	143,429
Truist Financial Corp.	35,368	1,580,596
U.S. Bancorp	29,821	1,338,367
United Bankshares, Inc.	3,261	126,951
Security	Shares	Value
Banks (continued)
United Community Banks, Inc.	1,284	$ 39,740
Valley National Bancorp	13,003	109,225
Webster Financial Corp.	4,953	245,768
Wells Fargo & Co.	108,255	6,423,852
Western Alliance Bancorp	1,023	82,311
Zions Bancorp N.A.	3,791	195,881
		35,944,701
Beverages — 2.0%
Coca-Cola Co. (The)	56,685	3,783,157
Keurig Dr. Pepper, Inc.	22,429	768,866
Molson Coors Beverage Co., Class B	3,715	196,338
PepsiCo, Inc.	20,977	3,622,098
		8,370,459
Biotechnology — 2.5%
AbbVie, Inc.	31,287	5,798,107
Amgen, Inc.	6,576	2,186,323
Gilead Sciences, Inc.	30,642	2,330,630
		10,315,060
Broadline Retail — 0.3%
eBay, Inc.	19,079	1,060,983
Macy’s, Inc.	4,874	84,223
Nordstrom, Inc.	2,284	52,144
		1,197,350
Building Products — 0.3%
A. O. Smith Corp.	2,566	218,213
Johnson Controls International PLC	7,910	565,881
Masco Corp.	4,813	374,692
		1,158,786
Capital Markets — 5.0%
Ameriprise Financial, Inc.	2,763	1,188,284
Ares Management Corp., Class A	1,896	290,467
Artisan Partners Asset Management, Inc., Class A	1,815	80,150
Bank of New York Mellon Corp. (The)	24,045	1,564,608
BlackRock, Inc.(a)	2,874	2,519,061
Blackstone, Inc., Class A, NVS	10,571	1,502,668
Blue Owl Capital, Inc., Class A	8,241	157,156
Carlyle Group, Inc. (The)	5,070	252,182
CME Group, Inc., Class A	7,157	1,386,383
Cohen & Steers, Inc.	560	48,059
Evercore, Inc., Class A	1,246	311,986
Federated Hermes, Inc., Class B	3,577	122,798
Franklin Resources, Inc.	9,121	208,597
Goldman Sachs Group, Inc. (The)	8,726	4,441,796
Invesco Ltd.	10,603	183,008
Janus Henderson Group PLC	4,231	157,520
Jefferies Financial Group, Inc.	4,779	279,428
Moelis & Co., Class A	1,345	91,460
Morgan Stanley	47,301	4,881,936
Northern Trust Corp.	4,632	410,627
Stifel Financial Corp.	2,764	245,084
T Rowe Price Group, Inc.	5,740	655,565
Victory Capital Holdings, Inc., Class A	1,305	68,369
		21,047,192
Chemicals — 1.2%
Air Products & Chemicals, Inc.	2,304	607,910
Ashland, Inc.	1,223	118,203
Avient Corp.	1,215	54,967
CF Industries Holdings, Inc.	7,931	605,849
Chemours Co. (The)	6,415	155,051
Dow, Inc.	22,903	1,247,527

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Eastman Chemical Co.	3,922	$ 405,260
FMC Corp.	2,723	158,914
International Flavors & Fragrances, Inc.	3,183	316,645
LyondellBasell Industries NV, Class A	6,443	640,821
NewMarket Corp.	137	76,839
PPG Industries, Inc.	2,592	329,132
Scotts Miracle-Gro Co. (The)	764	60,050
Sensient Technologies Corp.	375	29,269
		4,806,437
Commercial Services & Supplies — 0.0%
ABM Industries, Inc.	764	42,448
Communications Equipment — 5.2%
Cisco Systems, Inc.	420,861	20,390,716
Juniper Networks, Inc.	32,364	1,219,799
		21,610,515
Construction & Engineering — 0.0%
MDU Resources Group, Inc.	2,201	59,295
Construction Materials — 0.4%
CRH PLC	19,319	1,655,638
Consumer Finance — 0.8%
Ally Financial, Inc.	9,350	420,844
Capital One Financial Corp.	7,753	1,173,804
Discover Financial Services	8,706	1,253,577
OneMain Holdings, Inc.	5,571	291,140
		3,139,365
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc., Class A	3,775	74,858
Dollar General Corp.	5,110	615,193
Kroger Co. (The)	7,977	434,746
Sysco Corp.	9,709	744,195
Target Corp.	5,938	893,135
Walgreens Boots Alliance, Inc.	30,571	362,878
		3,125,005
Containers & Packaging — 0.5%
Amcor PLC	45,950	483,853
Berry Global Group, Inc.	4,252	279,441
Greif, Inc., Class A, NVS	665	44,342
Greif, Inc., Class B	179	12,650
International Paper Co.	11,041	513,186
Packaging Corp. of America	1,762	352,171
Sealed Air Corp.	1,997	75,986
Smurfit WestRock PLC	4,077	182,813
Sonoco Products Co.	1,502	80,988
		2,025,430
Distributors — 0.2%
Genuine Parts Co.	2,244	330,115
LKQ Corp.	8,067	334,780
		664,895
Diversified Consumer Services — 0.2%
ADT, Inc.	3,801	29,572
H&R Block, Inc.	5,497	318,496
Service Corp. International	3,835	306,455
		654,523
Diversified REITs — 0.1%
WP Carey, Inc.	5,231	302,404
Diversified Telecommunication Services — 3.3%
AT&T Inc.	317,456	6,111,028
Cogent Communications Holdings, Inc.	2,037	143,792
Security	Shares	Value
Diversified Telecommunication Services (continued)
Iridium Communications, Inc.	6,021	$ 172,803
Verizon Communications, Inc.	184,979	7,495,349
		13,922,972
Electric Utilities — 1.8%
ALLETE, Inc.	188	12,126
Alliant Energy Corp.	2,860	159,187
American Electric Power Co., Inc.	6,156	604,027
Avangrid, Inc.	1,428	50,937
Duke Energy Corp.	13,015	1,422,149
Edison International	6,696	535,747
Entergy Corp.	1,767	204,919
Evergy, Inc.	4,536	263,088
Eversource Energy	5,928	384,786
Exelon Corp.	13,575	504,990
FirstEnergy Corp.	9,123	382,345
IDACORP, Inc.	759	74,192
MGE Energy, Inc.	313	27,494
NextEra Energy, Inc.	5,526	422,131
NRG Energy, Inc.	6,102	458,687
OGE Energy Corp.	3,913	151,707
Otter Tail Corp.	379	36,733
Pinnacle West Capital Corp.	2,244	192,064
PNM Resources, Inc.	497	20,665
PPL Corp.	10,708	318,242
Southern Co. (The)	11,567	966,076
Xcel Energy, Inc.	6,621	385,872
		7,578,164
Electrical Equipment — 0.4%
Emerson Electric Co.	9,956	1,165,947
Rockwell Automation, Inc.	1,606	447,512
		1,613,459
Electronic Equipment, Instruments & Components — 1.8%
Avnet, Inc.	12,956	696,515
Corning, Inc.	55,556	2,222,795
TE Connectivity Ltd.	29,097	4,490,540
Vishay Intertechnology, Inc.	11,202	272,321
		7,682,171
Energy Equipment & Services — 0.4%
Archrock, Inc.	1,826	37,853
Baker Hughes Co., Class A	15,144	586,376
Helmerich & Payne, Inc.	3,079	124,453
Patterson-UTI Energy, Inc.	9,254	101,702
Schlumberger NV	14,432	696,921
		1,547,305
Entertainment — 0.0%
Warner Music Group Corp., Class A	1,997	59,930
Financial Services — 2.0%
Enact Holdings, Inc.	568	19,329
Equitable Holdings, Inc.	2,233	97,381
Essent Group Ltd.	1,906	119,773
Fidelity National Information Services, Inc.	83,849	6,442,119
Global Payments, Inc.	8,872	901,750
MGIC Investment Corp.	11,610	288,392
Radian Group, Inc.	11	408
TFS Financial Corp.	2,173	29,466
Voya Financial, Inc.	3,703	269,319
Walker & Dunlop, Inc.	613	65,530
		8,233,467

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products — 1.6%
Bunge Global SA	3,939	$ 414,501
Campbell Soup Co.	3,778	177,037
Conagra Brands, Inc.	10,881	329,912
Flowers Foods, Inc.	4,164	93,773
General Mills, Inc.	19,088	1,281,568
Hershey Co. (The)	2,750	543,070
Hormel Foods Corp.	4,397	141,188
Ingredion, Inc.	1,059	131,708
J M Smucker Co. (The)	3,805	448,800
Kellanova	3,923	228,122
Kraft Heinz Co. (The)	21,731	765,149
McCormick & Co., Inc., NVS	2,651	204,154
Mondelez International, Inc., Class A	24,901	1,701,983
Tyson Foods, Inc., Class A	6,497	395,667
		6,856,632
Gas Utilities — 0.1%
National Fuel Gas Co.	1,265	74,116
New Jersey Resources Corp.	1,006	47,031
ONE Gas, Inc.	359	24,997
Southwest Gas Holdings, Inc.	239	17,724
UGI Corp.	6,164	152,744
		316,612
Ground Transportation — 1.4%
CSX Corp.	59,280	2,080,728
Norfolk Southern Corp.	5,182	1,293,220
Ryder System, Inc.	1,684	236,029
Union Pacific Corp.	9,397	2,318,522
		5,928,499
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	20,693	2,192,216
Baxter International, Inc.	7,552	270,513
DENTSPLY SIRONA, Inc.	4,995	135,564
Medtronic PLC	20,127	1,616,601
		4,214,894
Health Care Providers & Services — 1.9%
Cardinal Health, Inc.	8,008	807,447
Cigna Group (The)	9,211	3,211,599
CVS Health Corp.	45,086	2,720,038
Labcorp Holdings, Inc.	2,652	571,347
Quest Diagnostics, Inc.	2,966	422,062
		7,732,493
Health Care REITs — 0.3%
Healthcare Realty Trust, Inc.	11,829	209,255
Healthpeak Properties, Inc.	16,820	367,012
National Health Investors, Inc.	1,622	121,423
Omega Healthcare Investors, Inc.	7,004	254,946
Sabra Health Care REIT, Inc.	8,255	133,979
Ventas, Inc.	5,448	296,589
		1,383,204
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	3,978	58,835
Host Hotels & Resorts, Inc.	13,973	244,667
Ryman Hospitality Properties, Inc.	295	29,650
		333,152
Hotels, Restaurants & Leisure — 1.5%
Boyd Gaming Corp.	2,913	177,314
Choice Hotels International, Inc.	963	122,735
Darden Restaurants, Inc.	2,928	428,337
McDonald’s Corp.	12,827	3,404,286
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Red Rock Resorts, Inc., Class A	1,022	$ 58,254
Starbucks Corp.	18,636	1,452,676
Wendy’s Co. (The)	6,811	115,310
Wyndham Hotels & Resorts, Inc.	3,073	232,688
Yum! Brands, Inc.	3,575	474,867
		6,466,467
Household Durables — 0.1%
KB Home	2,247	193,422
Newell Brands, Inc.	8,439	72,491
		265,913
Household Products — 2.0%
Clorox Co. (The)	1,911	252,118
Colgate-Palmolive Co.	12,929	1,282,428
Kimberly-Clark Corp.	5,677	766,679
Procter & Gamble Co. (The)	38,419	6,176,238
Reynolds Consumer Products, Inc.	748	20,809
		8,498,272
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	10,425	185,461
Clearway Energy, Inc., Class A	1,042	25,665
Clearway Energy, Inc., Class C	2,033	54,240
		265,366
Industrial Conglomerates — 1.0%
3M Co.	13,490	1,720,649
Honeywell International, Inc.	12,589	2,577,598
		4,298,247
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	654	19,548
First Industrial Realty Trust, Inc.	1,463	80,056
Innovative Industrial Properties, Inc.	167	20,509
LXP Industrial Trust	6,222	64,087
Prologis, Inc.	12,243	1,543,230
STAG Industrial, Inc.	2,772	113,125
		1,840,555
Insurance — 3.5%
Aflac, Inc.	17,747	1,692,709
Allstate Corp. (The)	5,585	955,705
American Financial Group, Inc.	1,062	139,080
American International Group, Inc.	31,292	2,479,265
Assurant, Inc.	1,298	226,981
Assured Guaranty Ltd.	2,383	196,288
Axis Capital Holdings Ltd.	1,590	120,442
Cincinnati Financial Corp.	2,977	388,856
CNO Financial Group, Inc.	4,193	146,168
Fidelity National Financial, Inc., Class A	5,650	313,066
First American Financial Corp.	3,708	224,631
Hanover Insurance Group, Inc. (The)	523	71,907
Hartford Financial Services Group, Inc. (The)	9,176	1,017,802
Kemper Corp.	582	37,283
Mercury General Corp.	380	22,751
MetLife, Inc.	26,733	2,054,431
Old Republic International Corp.	11,149	385,978
Principal Financial Group, Inc.	8,318	678,000
Prudential Financial, Inc.	12,073	1,512,988
Travelers Cos., Inc. (The)	5,164	1,117,696
Unum Group	2,726	156,827
Willis Towers Watson PLC	2,706	763,850
		14,702,704

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 8.4%
Accenture PLC, Class A	44,282	$ 14,640,515
Cognizant Technology Solutions Corp., Class A	55,065	4,167,319
International Business Machines Corp.	85,312	16,391,848
		35,199,682
Leisure Products — 0.2%
Acushnet Holdings Corp.	1,020	74,032
Brunswick Corp.	2,612	212,747
Hasbro, Inc.	3,028	195,185
Polaris, Inc.	2,045	170,307
		652,271
Machinery — 2.3%
Caterpillar, Inc.	11,417	3,952,565
CNH Industrial NV	36,867	392,634
Cummins, Inc.	1,484	433,031
Deere & Co.	7,842	2,917,067
Hillenbrand, Inc.	1,442	63,780
Illinois Tool Works, Inc.	5,608	1,386,746
Snap-on, Inc.	952	273,253
Stanley Black & Decker, Inc.	2,369	250,214
		9,669,290
Media — 0.4%
Interpublic Group of Cos., Inc. (The)	17,649	567,768
Omnicom Group, Inc.	8,016	785,889
Sirius XM Holdings, Inc.(b)	30,194	104,169
		1,457,826
Metals & Mining — 0.7%
Arch Resources, Inc., Class A	797	116,800
Newmont Corp.	17,102	839,195
Nucor Corp.	7,366	1,200,216
Southern Copper Corp.	1,272	135,608
Steel Dynamics, Inc.	6,076	809,445
		3,101,264
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	6,602	66,086
Rithm Capital Corp.	20,341	236,159
Starwood Property Trust, Inc.	12,595	251,270
		553,515
Multi-Utilities — 1.0%
Ameren Corp.	2,039	161,631
Avista Corp.	387	15,163
Black Hills Corp.	480	28,344
CenterPoint Energy, Inc.	6,999	194,222
CMS Energy Corp.	4,858	314,798
Consolidated Edison, Inc.	7,571	738,324
Dominion Energy, Inc.	10,393	555,610
DTE Energy Co.	601	72,438
NiSource, Inc.	5,603	175,094
Public Service Enterprise Group, Inc.	6,674	532,385
Sempra	8,899	712,454
WEC Energy Group, Inc.	5,510	474,191
		3,974,654
Office REITs — 0.2%
BXP, Inc.	4,377	312,124
COPT Defense Properties	2,305	66,776
Cousins Properties, Inc.	2,876	79,119
Kilroy Realty Corp.	3,570	131,983
SL Green Realty Corp.	1,448	96,494
		686,496
Security	Shares	Value
Oil, Gas & Consumable Fuels — 8.4%
Antero Midstream Corp.	7,281	$ 104,555
APA Corp.	13,176	410,960
California Resources Corp.	2,179	112,088
Chesapeake Energy Corp.	2,910	222,120
Chevron Corp.	55,125	8,845,909
Chord Energy Corp.	1,625	278,948
Civitas Resources, Inc.	2,566	179,004
Comstock Resources, Inc.	1,143	10,824
ConocoPhillips	32,829	3,650,585
Coterra Energy, Inc.	16,922	436,588
CVR Energy, Inc.	974	27,856
Devon Energy Corp.	16,842	792,079
Diamondback Energy, Inc.	4,556	921,724
DT Midstream, Inc.	1,248	94,049
EOG Resources, Inc.	8,043	1,019,852
Exxon Mobil Corp.	101,676	12,057,757
Kinder Morgan, Inc.	43,737	924,163
Magnolia Oil & Gas Corp., Class A	4,334	118,058
Marathon Oil Corp.	17,910	502,376
Murphy Oil Corp.	2,283	94,471
ONEOK, Inc.	9,507	792,218
Ovintiv, Inc.	6,796	315,606
PBF Energy, Inc., Class A	3,440	140,180
Peabody Energy Corp.	3,591	79,756
Permian Resources Corp., Class A	8,015	122,950
Phillips 66	12,371	1,799,733
Targa Resources Corp.	2,558	346,046
Williams Cos., Inc. (The)	18,123	778,202
		35,178,657
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,957	192,099
Passenger Airlines — 0.0%
Southwest Airlines Co.	6,341	170,827
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	3,374	336,084
Inter Parfums, Inc.	167	23,494
		359,578
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	87,584	4,165,495
Johnson & Johnson	43,235	6,824,645
Merck & Co., Inc.	27,046	3,059,714
Organon & Co.	5,940	129,848
Perrigo Co. PLC	2,338	66,095
Pfizer, Inc.(c)	142,932	4,365,143
Royalty Pharma PLC, Class A	7,181	202,289
Viatris, Inc.	32,525	392,252
		19,205,481
Professional Services — 0.8%
Automatic Data Processing, Inc.	5,771	1,515,580
Concentrix Corp.	3,982	280,731
Dun & Bradstreet Holdings, Inc.	2,508	27,287
Genpact Ltd.	17,178	595,561
Insperity, Inc.	799	82,074
ManpowerGroup, Inc.	2,174	166,485
Paychex, Inc.	4,298	550,230
Robert Half, Inc.	3,333	213,945
		3,431,893
Residential REITs — 0.5%
American Homes 4 Rent, Class A	285	10,286
AvalonBay Communities, Inc.	1,428	292,626

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs (continued)
Camden Property Trust	813	$ 90,040
Equity LifeStyle Properties, Inc.	2,250	154,530
Equity Residential	5,677	395,289
Essex Property Trust, Inc.	1,150	320,114
Independence Realty Trust, Inc.	2,839	52,947
Invitation Homes, Inc.	7,306	257,683
Mid-America Apartment Communities, Inc.	2,037	284,711
UDR, Inc.	2,669	106,947
		1,965,173
Retail REITs — 0.6%
Brixmor Property Group, Inc.	6,321	160,996
Federal Realty Investment Trust	764	85,301
Kimco Realty Corp.	14,847	322,625
Kite Realty Group Trust	4,491	110,748
Macerich Co. (The)	4,648	74,414
NNN REIT, Inc.	2,628	117,971
Phillips Edison & Co., Inc.	288	10,109
Regency Centers Corp.	3,222	216,970
Simon Property Group, Inc.	7,453	1,143,588
SITE Centers Corp.	4,227	65,307
Tanger, Inc.	1,237	35,749
		2,343,778
Semiconductors & Semiconductor Equipment — 4.6%
Kulicke & Soffa Industries, Inc.	6,875	324,294
Microchip Technology, Inc.	41,590	3,692,360
Skyworks Solutions, Inc.	14,033	1,594,430
Texas Instruments, Inc.	66,899	13,634,685
		19,245,769
Software — 0.5%
Dolby Laboratories, Inc., Class A	1,998	157,362
Gen Digital, Inc.	79,611	2,069,090
		2,226,452
Specialized REITs — 1.3%
American Tower Corp.	4,101	903,860
Crown Castle, Inc.	11,558	1,272,305
CubeSmart	4,306	204,880
EPR Properties	2,817	126,765
Extra Space Storage, Inc.	2,899	462,738
Gaming & Leisure Properties, Inc.	2,323	116,615
Iron Mountain, Inc.	3,600	369,216
Lamar Advertising Co., Class A	1,636	196,091
PotlatchDeltic Corp.	1,893	83,973
Public Storage	2,852	843,964
Rayonier, Inc.	1,861	56,444
VICI Properties, Inc.	6,754	211,130
Weyerhaeuser Co.	12,461	395,761
		5,243,742
Specialty Retail — 3.1%
Advance Auto Parts, Inc.	1,601	101,391
American Eagle Outfitters, Inc.	4,498	99,181
Best Buy Co., Inc.	5,593	483,907
Dick’s Sporting Goods, Inc.	1,568	339,237
Gap, Inc. (The)	2,569	60,320
Home Depot, Inc. (The)	18,032	6,638,661
Lowe’s Cos., Inc.	20,727	5,088,686
Penske Automotive Group, Inc.	729	126,926
		12,938,309
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 2.9%
Hewlett Packard Enterprise Co.	112,543	$ 2,240,731
HP, Inc.	138,768	5,008,137
NetApp, Inc.	22,866	2,903,525
Seagate Technology Holdings PLC	21,166	2,162,530
		12,314,923
Textiles, Apparel & Luxury Goods — 0.7%
Kontoor Brands, Inc.	999	70,080
NIKE, Inc., Class B	29,333	2,195,869
Ralph Lauren Corp., Class A	1,302	228,618
Steven Madden Ltd.	1,970	89,320
Tapestry, Inc.	8,304	332,907
VF Corp.	7,798	132,254
		3,049,048
Tobacco — 0.9%
Philip Morris International, Inc.	32,840	3,781,854
Trading Companies & Distributors — 0.2%
Fastenal Co.	6,298	445,583
Herc Holdings, Inc.	612	95,374
MSC Industrial Direct Co., Inc., Class A	1,563	139,029
Rush Enterprises, Inc., Class A	1,752	89,370
Rush Enterprises, Inc., Class B	204	9,645
Watsco, Inc.	214	104,751
		883,752
Water Utilities — 0.1%
American States Water Co.	379	31,279
American Water Works Co., Inc.	1,842	262,227
Essential Utilities, Inc.	1,317	53,536
		347,042
Total Long-Term Investments — 99.7% (Cost: $375,758,635)		416,464,896
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(a)(d)(e)	108,297	108,340
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(a)(d)	1,223,981	1,223,981
Total Short-Term Securities — 0.3% (Cost: $1,332,311)		1,332,321
Total Investments — 100.0% (Cost: $377,090,946)		417,797,217
Other Assets Less Liabilities — 0.0%		48,069
Net Assets — 100.0%		$ 417,845,286
(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Core Dividend ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 108,330(a)	$ —	$ —	$ 10	$ 108,340	108,297	$ 7,133(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	806,429	417,552(a)	—	—	—	1,223,981	1,223,981	14,885	—
BlackRock, Inc.	1,646,624	597,069	(51,864)	(2,079)	329,311	2,519,061	2,874	11,883	—
				$ (2,079)	$ 329,321	$ 3,851,382		$ 33,901	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	47	09/20/24	$ 1,306	$ (4,583)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Core Dividend ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 416,464,896	$ —	$ —	$ 416,464,896
Short-Term Securities
Money Market Funds	1,332,321	—	—	1,332,321
	$ 417,797,217	$ —	$ —	$ 417,797,217
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (4,583)	$ —	$ —	$ (4,583)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust